Label	Element	Value
Innovator U.S. Equity Buffer ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.77 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.90%
Innovator U.S. Equity Buffer ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.32 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Innovator U.S. Equity Buffer ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $432.53 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator U.S. Equity Buffer ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $560.87 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.30%)